OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
OTHER EXPENSES, NET
8. OTHER EXPENSES, NET

Other expenses, net are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Other income	10,958	12,446	8,105
Other expenses	29,856	33,994	13,666
Total other expenses, net	18,898	21,548	5,561
Other expenses mainly related to indirect taxes, provisions, and other miscellaneous expenses and other income mainly related to rental income, gains on the disposal of property, plant and equipment and other miscellaneous income.